SCHEDULE OF GRANTED AND ISSUED STOCK AWARDS (Details) - USD ($)																												3 Months Ended			9 Months Ended		12 Months Ended
		Dec. 31, 2024	Aug. 19, 2024	Aug. 14, 2024	Apr. 19, 2024	Mar. 27, 2024	Jan. 01, 2024	Dec. 31, 2023	Oct. 27, 2023		Aug. 04, 2023		Apr. 19, 2023	Apr. 14, 2023		Jan. 01, 2023	Dec. 31, 2022	Oct. 28, 2022		Aug. 01, 2022		Apr. 11, 2022	Apr. 01, 2022		Feb. 18, 2022	Jan. 10, 2022 [2]	Jan. 01, 2022	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares			8,973,405
Amount																												$ 63,000	$ 390,361	$ 65,000			$ 82,521	$ 93,182
2021 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares							5,288,687									4,290,709															8,939,754	5,001,709
Amount							$ 99,910									$ 97,272															$ 494,806	$ (44,940)
Share price							$ (0.019)									$ (0.023)													$ (0.009)		$ (0.055)	$ (0.009)
Share price							$ 0.019									$ 0.023													$ 0.009		$ 0.055	$ 0.009
2021 Stock Plan [Member] | Return to Treasury [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares						50,000
2021 Stock Plan [Member] | Stipend [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares				84,646	86,246	72,423					477,000		4,000
Amount				$ 8,465	$ 10,694	$ 10,284					$ 71,312		$ 1,823
Share price				$ (0.100)	$ (0.124)	$ (0.142)					$ (0.150)		$ (0.456)
Share price				$ 0.100	$ 0.124	$ 0.142					$ 0.150		$ 0.456
2021 Stock Plan [Member] | Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares						1,570,808
Amount						$ 158,164
Share price						$ (0.104)
Share price						$ 0.104
Affiliated Entity [Member] | 2021 Stock Plan [Member] | Stipend [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares	[1]			454,546	241,938	211,269					120,000		110,000
Amount	[1]			$ 45,454	$ 30,000	$ 30,000					$ 17,940		$ 51,137
Share price	[1]			$ (0.100)	$ (0.124)	$ (0.142)					$ (0.150)		$ (0.465)
Share price	[1]			$ 0.100	$ 0.124	$ 0.142					$ 0.150		$ 0.465
Affiliated Entity [Member] | 2021 Stock Plan [Member] | Bonus [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares	[1]					979,191
Amount	[1]					$ 101,835
Share price	[1]					$ (0.104)
Share price	[1]					$ 0.104
2021 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares								5,288,687	53,815		477,000			4,000		4,290,709	4,290,709					250,000			100,000		3,656,709
Amount								$ 90,856	$ 8,610		$ 71,312			$ 1,823		$ (97,354)	$ (97,354)					$ 43,250			$ 16,000		$ (236,294)
Share price								$ (0.017)	$ (0.160)		$ (0.150)			$ (0.465)		$ (0.023)	$ (0.023)					$ (0.173)			$ (0.160)		$ (0.065)						$ (0.017)	$ (0.023)
Share price								$ 0.017	$ 0.160		$ 0.150			$ 0.465		$ 0.023	$ 0.023					$ 0.173			$ 0.160		$ 0.065						0.017	$ 0.023
2021 Stock Plan [Member] | Affiliated Entity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares								211,269	233,163	[2]	120,000	[2]		110,000	[2]			80,000	[2]	80,000	[2]		10,000	[2]		40,000
Amount								$ 21,338	$ 37,306	[2]	$ 17,940	[2]		$ 51,137	[2]								$ 1,730	[2]		$ 6,400
Share price								$ (0.101)	$ (0.160)	[2]	$ (0.150)	[2]		$ (0.465)	[2]								$ (0.173)	[2]		$ (0.160)							(0.101)
Share price								$ 0.101	$ 0.160	[2]	$ 0.150	[2]		$ 0.465	[2]								$ 0.173	[2]		$ 0.160							0.101
2021 Stock Plan Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares																		2,000		2,000
Amount																		$ 810		$ 640
Share price																		$ (0.406)		$ (0.320)
Share price																		$ 0.406		$ 0.320
2021 Stock Plan Two [Member] | Affiliated Entity [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares	[2]																						70,000
Amount																		$ 32,400		$ 25,600			$ 12,110	[2]
Share price																		$ (0.406)		$ (0.320)			$ (0.173)	[2]
Share price																		$ 0.406		$ 0.320			$ 0.173	[2]
2021 Stock Plan One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares		283,692						72,423
Amount		$ 28,653						$ 7,315
Share price		$ (0.101)						$ (0.101)																									(0.101)
Share price		$ 0.101						$ 0.101																									$ 0.101

[1]	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.
[2]	The shares are held as shares of Preferred Shares, but are for comparison purposes expressed as Common share equivalents in this table.